STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net (loss) income	$ (993,853)	$ 2,872,889
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Other Income - dividends and interest	(836,541)	(4,638,361)
Changes in operating assets and liabilities:
Prepaid income tax	(203,613)	0
Prepaid expenses and other current assets	(296,850)	72,716
Accounts payable	323,943	(29,868)
Accrued expenses	0	25,000
Franchise tax payable	(160,000)	146,050
Income tax payable	(1,033,660)	920,660
Net cash used in operating activities	(3,200,574)	(630,914)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(1,865,649)	0
Trust Account withdrawal for redemption of common stock	132,990,436	0
Trust Account withdrawals for the payment of franchise taxes and income taxes	1,805,098	265,057
Net cash provided by investing activities	132,929,885	265,057
Cash Flows from Financing Activities:
Payment for redemption of common stock	(132,990,436)	0
Proceeds from promissory note	2,365,649	0
Proceeds from Promissory Note - related party	400,000	0
Net cash provided by financing activities	(130,224,788)	0
Net Change in Cash	(495,477)	(365,857)
Cash - Beginning	520,422	886,279
Cash - Ending	24,945	520,422
Supplemental Disclosure for Cash Flow activities:
Cash paid for income taxes	1,436,303	0
Non-Cash investing and financing activities:
Change in value of common stock subject to possible redemption	(993,848)	2,897,890
Reversal of deferred offering costs over accrual	$ 0	$ 25,000